REIMBURSEMENT RIGHTS - Additional Information (Details) - Nyrstar N. V. [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reimbursement rights [line items]
Outstanding fines or sanctions settled		$ 4,000
Maximum
Disclosure of reimbursement rights [line items]
Reclamation funds available	$ 20,000
Outstanding fines or sanctions settled			$ 4,000